Borrowings (Tables)	6 Months Ended
Dec. 31, 2024
Borrowings [abstract]
Disclosure of detailed information about borrowings [text block]

	Consolidated
	December 2024	June 2024
	$	$
Current liabilities
Insurance premium funding	140,737	634,191